Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, net	$ 3,054	$ 2,748
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	179	179
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,316	1,316
Premises and equipment, net	720	756
Accumulated depreciation	596	560
Accumulated amortization	596	560
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,515	1,981
Premises and equipment, net	1,635	1,306
Accumulated depreciation	880	675
Accumulated amortization	880	675
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,375	2,215
Premises and equipment, net	520	507
Accumulated depreciation	1,855	1,708
Accumulated amortization	$ 1,855	$ 1,708